OPERATING SEGMENT INFORMATION - Segment Capital Expenditures (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Capital expenditures	€ (74)	€ (100)
P&ARP
Disclosure of operating segments [line items]
Capital expenditures	(27)	(38)
A&T
Disclosure of operating segments [line items]
Capital expenditures	(21)	(25)
AS&I
Disclosure of operating segments [line items]
Capital expenditures	(24)	(35)
H&C
Disclosure of operating segments [line items]
Capital expenditures	€ (2)	€ (2)